Regulatory Capital Requirements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Tier 1 Capital:
Tier 1 Capital: Actual Amount	$ 205,192	$ 133,715
Tier 1 Capital: For Capital Adequacy Purposes Amount	65,886	66,356
Total Risk-Based Capital:
Total Risk-Based Capital: Actual Amount	226,125	155,120
Total Risk-Based Capital: For Capital Adequacy Purposes Amount	131,773	132,712
Tier 1 Capital: Ratio and Total Risk-Based Capital: Ratio
Tier 1 Capital: Actual Ratio	12.46%	8.06%
Tier 1 Capital: For Capital Adequacy Purposes Ratio	4.00%	4.00%
Total Risk-Based Capital: Actual Ratio	13.73%	9.35%
Total Risk-Based Capital: For Capital Adequacy Purposes Ratio	8.00%	8.00%
Leverage Ratio: Amount
Leverage Ratio: Actual Amount	205,192	133,715
Leverage Ratio: For Capital Adequacy Purposes Amount	82,202	90,678
Leverage Ratio: Ratio
Leverage Ratio: Actual Ratio	9.98%	5.90%
Leverage Ratio: For Capital Adequacy Purposes Ratio	4.00%	4.00%
Bank of Hampton Roads [Member]
Tier 1 Capital:
Tier 1 Capital: Actual Amount	148,618	115,043
Tier 1 Capital: For Capital Adequacy Purposes Amount	56,808	58,024
Tier 1 Capital: To Be Well Capitalized Under Prompt Action Provisions Amount	85,212	87,036
Total Risk-Based Capital:
Total Risk-Based Capital: Actual Amount	166,718	133,835
Total Risk-Based Capital: For Capital Adequacy Purposes Amount	113,617	116,047
Total Risk-Based Capital: To Be Well Capitalized Under Prompt Action Provisions Amount	142,021	145,059
Tier 1 Capital: Ratio and Total Risk-Based Capital: Ratio
Tier 1 Capital: Actual Ratio	10.46%	7.93%
Tier 1 Capital: For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 Capital: To Be Well Capitalized Under Prompt Action Provisions Ratio	6.00%	6.00%
Total Risk-Based Capital: Actual Ratio	11.74%	9.23%
Total Risk-Based Capital: For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total Risk-Based Capital: To Be Well Capitalized Under Prompt Action Provisions Ratio	10.00%	10.00%
Leverage Ratio: Amount
Leverage Ratio: Actual Amount	148,618	115,043
Leverage Ratio: For Capital Adequacy Purposes Amount	69,890	79,334
Leverage Ratio: To Be Well Capitalized Under Prompt Action Provisions Amount	87,112	99,168
Leverage Ratio: Ratio
Leverage Ratio: Actual Ratio	8.53%	5.80%
Leverage Ratio: For Capital Adequacy Purposes Ratio	4.00%	4.00%
Leverage Ratio: To Be Well Capitalized Under Prompt Action Provisions Ratio	5.00%	5.00%
Shore Bank [Member]
Tier 1 Capital:
Tier 1 Capital: Actual Amount	31,863	22,602
Tier 1 Capital: For Capital Adequacy Purposes Amount	8,742	8,055
Tier 1 Capital: To Be Well Capitalized Under Prompt Action Provisions Amount	13,113	12,083
Total Risk-Based Capital:
Total Risk-Based Capital: Actual Amount	34,330	25,131
Total Risk-Based Capital: For Capital Adequacy Purposes Amount	17,483	16,110
Total Risk-Based Capital: To Be Well Capitalized Under Prompt Action Provisions Amount	21,254	20,138
Tier 1 Capital: Ratio and Total Risk-Based Capital: Ratio
Tier 1 Capital: Actual Ratio	14.58%	11.22%
Tier 1 Capital: For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 Capital: To Be Well Capitalized Under Prompt Action Provisions Ratio	6.00%	6.00%
Total Risk-Based Capital: Actual Ratio	15.71%	12.47%
Total Risk-Based Capital: For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total Risk-Based Capital: To Be Well Capitalized Under Prompt Action Provisions Ratio	10.00%	10.00%
Leverage Ratio: Amount
Leverage Ratio: Actual Amount	31,863	22,602
Leverage Ratio: For Capital Adequacy Purposes Amount	12,560	11,196
Leverage Ratio: To Be Well Capitalized Under Prompt Action Provisions Amount	$ 15,700	$ 13,995
Leverage Ratio: Ratio
Leverage Ratio: Actual Ratio	10.15%	8.08%
Leverage Ratio: For Capital Adequacy Purposes Ratio	4.00%	4.00%
Leverage Ratio: To Be Well Capitalized Under Prompt Action Provisions Ratio	5.00%	5.00%